UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21454

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments

Diversified Mid-Cap Growth Fund	September 30, 2015

T. Rowe Price Diversified Mid-Cap Growth Fund

Unaudited

PORTFOLIO OF INVESTMENTS ‡

(Cost and value in $000s)

	Shares	$ Value
COMMON STOCKS 98.5%		
CONSUMER DISCRETIONARY 20.4%		
Auto Components 0.8%		
Borg-Warner	57,600	2,395
Delphi Automotive	10,100	768
Gentex	47,200	732
		3,895
Automobiles 0.6%		
Harley-Davidson	14,100	774
Tesla Motors (1)(2)	7,400	1,838
		2,612
Diversified Consumer Services 0.5%		
Service Corporation International	66,600	1,805
Sotheby's (1)	21,200	678
		2,483
Hotels, Restaurants & Leisure 3.9%		
Bloomin Brands	42,600	775
Brinker	24,400	1,285
Chipotle Mexican Grill (2)	4,500	3,241
Choice Hotels International	30,400	1,449
Extended Stay America, Equity units	39,900	670
Marriott, Class A	31,069	2,119
MGM Resorts International (2)	79,100	1,459
Norwegian Cruise Line Holdings (2)	12,500	716
Panera Bread, Class A (2)	5,300	1,025
Papa John's International	17,700	1,212
Royal Caribbean Cruises	13,100	1,167
Starwood Hotels & Resorts Worldwide	32,600	2,167
Wynn Resorts	15,000	797
		18,082

Household Durables 0.7%		
Newell Rubbermaid	55,700	2,212
Toll Brothers (2)	34,900	1,195
		3,407
Internet & Catalog Retail 1.3%		
Ctrip.com International, ADR (2)	17,300	1,093
Liberty Ventures, Series A (2)	4,890	197
Netflix (2)	5,600	578
The QVC Group (2)	43,900	1,152
TripAdvisor (2)	10,600	668
Vipshop Holdings, ADR (1)(2)	100,600	1,690
Wayfair, Class A (1)(2)	23,210	814
		6,192
Leisure Products 0.5%		
Mattel (1)	33,500	706
Polaris Industries (1)	12,200	1,462
		2,168
Media 0.6%		
Discovery Communications, Class C (2)	29,700	721
Interpublic Group	66,900	1,280
Omnicom	12,200	804
		2,805
Multiline Retail 1.8%		
Burlington Stores (2)	35,700	1,822
Dollar General	60,300	4,368
Dollar Tree (2)	30,300	2,020
		8,210
Specialty Retail 7.2%		
AutoZone (2)	5,800	4,198
CarMax (2)	67,900	4,028
Dick's Sporting Goods	21,500	1,067

Five Below (1)(2)	26,000	873
L Brands	34,700	3,128
Michaels (2)	58,100	1,342
O'Reilly Automotive (2)	14,000	3,500
Restoration Hardware Holdings (1)(2)	12,400	1,157
Ross Stores	83,600	4,052
Signet Jewelers	16,300	2,219
Tiffany	30,100	2,324
TSC	33,300	2,808
Ulta Salon Cosmetics & Fragrance (2)	7,900	1,290
Williams-Sonoma	20,200	1,542
		33,528
Textiles, Apparel & Luxury Goods 2.5%		
Coach	41,600	1,204
Fossil (1)(2)	12,500	699
Hanesbrands	171,636	4,967
Kate Spade (2)	74,000	1,414
lululemon athletica (1)(2)	12,900	653
PVH	16,600	1,692
Wolverine World Wide (1)	33,200	718
		11,347
Total Consumer Discretionary		94,729
CONSUMER STAPLES 6.1%		
Beverages 1.8%		
Brown-Forman, Class B	23,687	2,295
Constellation Brands, Class A	23,600	2,955
Dr Pepper Snapple	15,100	1,194
Monster Beverage (2)	15,900	2,149
		8,593
Food & Staples Retailing 1.0%		
Fresh Market (1)(2)	26,500	599

PriceSmart (1)	9,500	735
Rite Aid (2)	261,900	1,590
Sprouts Farmers Market (2)	46,000	970
Whole Foods Market	22,600	715
		4,609
Food Products 2.7%		
Blue Buffalo Pet Products (1)(2)	36,400	652
Flowers Foods	71,200	1,761
Hain Celestial Group (2)	14,200	733
Hershey Foods	27,800	2,554
J.M. Smucker	8,300	947
Keurig Green Mountain (1)	19,400	1,012
McCormick	27,900	2,293
Mead Johnson Nutrition, Class A	38,400	2,703
		12,655
Household Products 0.6%		
Church & Dwight	21,800	1,829
Clorox	6,900	797
		2,626
Total Consumer Staples		28,483
ENERGY 2.2%		
Energy Equipment & Services 0.1%		
Oceaneering International	16,700	656
		656
Oil, Gas & Consumable Fuels 2.1%		
Cabot Oil & Gas	30,600	669
Cimarex Energy	11,700	1,199
Columbia Pipeline	38,200	699
Concho Resources (2)	11,400	1,121
Continental Resources (2)	11,600	336
Diamondback Energy (2)	15,900	1,027

EQT	16,100	1,043
Pioneer Natural Resources	9,900	1,204
Range Resources (1)	28,700	922
Tesoro Petroleum	12,300	1,196
WPX Energy (2)	30,600	202
		9,618
Total Energy		10,274
FINANCIALS 9.0%		
Banks 0.6%		
BankUnited	37,900	1,355
SVB Financial Group (2)	12,400	1,433
		2,788
Capital Markets 2.2%		
Artisan Partners Asset Management (1)	18,100	638
E*TRADE Financial (2)	60,900	1,603
Financial Engines (1)	21,200	625
Invesco	23,900	746
Lazard, Class A, Partnership	44,300	1,918
LPL Financial Holdings (1)	23,600	939
Northern Trust	13,300	907
TD Ameritrade Holding	62,900	2,003
WisdomTree Investments (1)	51,600	832
		10,211
Diversified Financial Services 2.4%		
CBOE Holdings	37,100	2,489
Intercontinental Exchange	12,100	2,843
McGraw Hill Financial	24,900	2,154
Moody's	21,100	2,072
MSCI, Class A	22,000	1,308
		10,866

Insurance 1.3%		
Aon	28,600	2,534
FNF	67,600	2,398
Progressive	41,300	1,265
		6,197
Real Estate Investment Trusts 2.1%		
American Campus Communities, REIT	23,000	833
Crown Castle International, REIT	58,600	4,622
Equinix, REIT	6,222	1,701
Federal Realty Investment Trust, REIT	9,300	1,269
Iron Mountain, REIT	31,400	974
WeWork, Class A, Acquisition Date: 12/9/14 – 6/23/15 Cost $220 (2)(3)(4)	12,912	425
		9,824
Real Estate Management & Development 0.4%		
Jones Lang LaSalle	11,900	1,711
		1,711
Total Financials		41,597
HEALTH CARE 14.1%		
Biotechnology 4.1%		
ACADIA Pharmaceuticals (2)	28,700	949
Agios Pharmaceuticals (1)(2)	4,600	325
Alkermes (2)	48,800	2,863
Alnylam Pharmaceuticals (2)	11,700	940
Baxalta	46,600	1,468
BioMarin Pharmaceutical (2)	25,500	2,686
Bluebird Bio (2)	5,700	488
Clovis Oncology (1)(2)	5,500	506
Dyax (2)	30,800	588
Incyte (2)	27,600	3,045
Intercept Pharmaceuticals (1)(2)	3,800	630

Ironwood Pharmaceuticals (2)	28,500	297
Neurocrine Biosciences (2)	10,300	410
Puma Biotechnology (1)(2)	5,500	414
Seattle Genetics (1)(2)	22,100	852
Ultragenyx Pharmaceutical (2)	6,100	588
United Therapeutics (2)	7,800	1,024
Vertex Pharmaceuticals (2)	9,500	989
		19,062
Health Care Equipment & Supplies 2.6%		
Align Technology (2)	17,600	999
DENTSPLY International	26,800	1,355
IDEXX Laboratories (1)(2)	34,200	2,539
Intuitive Surgical (2)	6,900	3,171
Sirona Dental Systems (2)	17,000	1,587
Teleflex (1)	13,100	1,627
West Pharmaceutical Services	13,000	704
		11,982
Health Care Providers & Services 2.8%		
AmerisourceBergen	32,200	3,059
DaVita HealthCare Partners (2)	19,498	1,410
Envision Healthcare Holdings (2)	27,500	1,012
Henry Schein (2)	12,300	1,632
Humana	9,000	1,611
MEDNAX (2)	20,200	1,551
Team Health Holdings (2)	13,400	724
Universal Health Services	7,400	924
WellCare Health Plans (2)	13,300	1,146
		13,069
Health Care Technology 1.1%		
athenahealth (1)(2)	6,700	893
Cerner (2)	23,400	1,403
Inovalon Holdings, A Shares (1)(2)	34,200	712
Medidata Solutions (2)	17,300	729

Veeva Systems, Class A (1)(2)	59,500	1,393
		5,130
Life Sciences Tools & Services 1.1%		
Agilent Technologies	46,800	1,607
Bruker (2)	43,800	719
Mettler-Toledo International (1)(2)	7,100	2,022
Quintiles Transnational Holdings (2)	14,200	988
		5,336
Pharmaceuticals 2.4%		
Akorn (2)	35,100	1,001
Catalent (1)(2)	86,400	2,100
Endo International (2)	29,500	2,044
Horizon Pharma (1)(2)	29,400	583
Jazz Pharmaceuticals (2)	8,300	1,102
Mallinckrodt (2)	11,500	735
Pacira Pharmaceuticals (1)(2)	13,100	538
Zoetis	71,600	2,948
		11,051
Total Health Care		65,630
INDUSTRIALS & BUSINESS SERVICES 18.2%		
Aerospace & Defense 1.1%		
DigitalGlobe (2)	39,300	747
Textron	58,200	2,191
Transdigm Group (2)	11,100	2,358
		5,296
Air Freight & Logistics 0.5%		
C.H. Robinson Worldwide	15,200	1,030
Expeditors International of Washington	28,300	1,332
		2,362

Airlines 2.2%		
Alaska Air Group	29,500	2,344
Copa Holdings, Class A (1)	13,600	570
Southwest Airlines	91,300	3,473
Spirit Airlines (2)	20,300	960
United Continental (2)	52,300	2,775
		10,122
Building Products 1.0%		
Allegion	41,600	2,399
Armstrong Worldwide Industries (2)	16,100	768
Fortune Brands Home & Security	34,300	1,628
		4,795
Commercial Services & Supplies 2.1%		
Copart (2)	25,000	822
IHS (2)	23,100	2,680
KAR Auction Services	35,700	1,267
Ritchie Bros. Auctioneers (1)	56,800	1,470
Rollins	65,500	1,760
Stericycle (2)	5,700	794
Waste Connections	19,550	950
		9,743
Electrical Equipment 1.5%		
AMETEK	30,837	1,613
Generac Holdings (1)(2)	30,800	927
Hubbell, Class B	10,700	909
Sensata Technologies Holding (2)	74,900	3,321
		6,770
Industrial Conglomerates 0.6%		
Roper Technologies	17,300	2,711
		2,711

Machinery 4.1%		
Clarcor	14,300	682
Colfax (1)(2)	27,700	829
Donaldson (1)	46,100	1,294
Flowserve	49,000	2,016
Graco	32,400	2,172
IDEX	18,175	1,296
Middleby (2)	12,700	1,336
Nordson	11,700	736
PACCAR	20,900	1,090
Rexnord (2)	53,000	900
Snap-On	11,400	1,721
Valmont Industries	7,500	712
WABCO Holdings (2)	8,900	933
Wabtec	26,000	2,289
Xylem	28,800	946
		18,952
Marine 0.2%		
Kirby (2)	11,100	687
		687
Professional Services 2.8%		
CEB	8,900	608
Equifax	25,700	2,498
ManpowerGroup	19,900	1,630
Nielsen Holdings	24,300	1,081
Robert Half International	22,000	1,125
Towers Watson	15,500	1,819
TransUnion (2)	38,400	965
Verisk Analytics, Class A (2)	46,100	3,407
		13,133
Road & Rail 1.5%		
Avis Budget Group (2)	24,000	1,048

Genesee & Wyoming, Class A (2)	23,100	1,365
Hertz Global Holdings (2)	22,800	382
J.B. Hunt Transport Services	20,900	1,492
Kansas City Southern	19,200	1,745
Landstar System	13,900	882
		6,914
Trading Companies & Distributors 0.6%		
Fastenal (1)	23,300	853
W. W. Grainger (1)	9,600	2,064
		2,917
Total Industrials & Business Services		84,402
INFORMATION TECHNOLOGY 20.6%		
Communications Equipment 1.0%		
F5 Networks (2)	8,800	1,019
Motorola Solutions (1)	15,500	1,060
Palo Alto Networks (2)	15,000	2,580
		4,659
Electronic Equipment, Instruments & Components 1.7%		
Amphenol, Class A	63,100	3,216
Cognex	25,300	870
FEI	14,600	1,066
IPG Photonics (1)(2)	17,500	1,329
Keysight Technologies (2)	15,700	484
Trimble Navigation (2)	49,200	808
		7,773
Internet Software & Services 3.8%		
Akamai Technologies (2)	30,600	2,113
Atlassian, Class A1, GDR, Acquisition Date: 4/9/14 Cost $43 (2)(3)(4)	2,679	51
Atlassian, Class A2, GDR, Acquisition Date: 4/9/14 Cost $154 (2)(3)(4)	9,636	183

Atlassian, Class A3, GDR, Acquisition Date: 4/9/14 Cost $30 (2)(3)(4)	1,845	35
Atlassian, Series 1, GDR, Acquisition Date: 4/9/14 Cost $75 (2)(3)(4)	4,702	89
Atlassian, Series 2, GDR, Acquisition Date: 4/9/14 Cost $201 (2)(3)(4)	12,590	239
Atlassian, Series A, GDR, Acquisition Date: 4/9/14 Cost $149 (2)(3)(4)	9,310	177
CoStar Group (2)	10,500	1,817
Coupons.com (1)(2)	35,370	318
Dropbox, Class A, Acquisition Date: 11/7/14, Cost $356 (2)(3)(4)	18,659	356
Dropbox, Class B, Acquisition Date: 5/1/12, Cost $46 (2)(3)(4)	5,090	97
HomeAway (2)	19,900	528
LinkedIn (2)	18,300	3,480
MercadoLibre (1)	11,500	1,047
Pandora Media (2)	36,800	785
Rackspace Hosting (2)	18,200	449
Twitter (2)	71,900	1,937
VeriSign (1)(2)	39,700	2,802
Zillow (1)(2)	19,900	572
Zillow, Class C (1)(2)	27,600	746
		17,821
IT Services 5.4%		
Alliance Data Systems (2)	9,200	2,383
Black Knight Financial Services, Class A (1)(2)	36,100	1,175
CoreLogic (2)	55,300	2,059
EPAM Systems (2)	13,800	1,028
Fidelity National Information	52,000	3,488
Fiserv (2)	39,200	3,395
Gartner (2)	29,100	2,442
Genpact (2)	36,100	852
Global Payments	17,700	2,031
Paychex	22,100	1,053
Sabre	53,700	1,459
Vantiv, Class A (2)	66,200	2,974

WEX (2)	9,300	808
		25,147
Semiconductor & Semiconductor Equipment 2.9%		
ARM Holdings, ADR	64,700	2,798
Integrated Device Technology (2)	26,200	532
KLA-Tencor	31,500	1,575
Linear Technology	43,300	1,747
Microchip Technology (1)	31,600	1,362
Microsemi (2)	28,000	919
Skyworks Solutions	34,500	2,905
Xilinx	36,300	1,539
		13,377
Software 5.4%		
Ansys (2)	10,700	943
Autodesk (2)	16,900	746
Check Point Software Technologies (1)(2)	9,600	761
FactSet Research Systems	6,450	1,031
Fortinet (2)	31,900	1,355
Guidewire Software (2)	24,300	1,278
Intuit	33,000	2,929
Markit (2)	43,400	1,259
Mobileye (1)(2)	30,200	1,373
NetSuite (1)(2)	21,700	1,821
Qlik Technologies (2)	26,000	948
Red Hat (2)	46,400	3,335
ServiceNow (2)	42,200	2,931
Splunk (2)	20,200	1,118
SS&C Technologies Holdings	20,600	1,443
Workday (2)	26,373	1,816
		25,087
Technology Hardware, Storage & Peripherals 0.4%		
SanDisk	31,600	1,717

Stratasys (1)(2)	9,400	249
		1,966
Total Information Technology		95,830
MATERIALS 6.0%		
Chemicals 3.9%		
Airgas	21,100	1,885
Ashland	15,100	1,519
Celanese, Series A	41,400	2,450
CF Industries	31,100	1,396
FMC	17,500	593
NewMarket	3,100	1,107
PolyOne	22,400	657
RPM	52,800	2,212
Sherwin-Williams	16,800	3,743
Valspar (1)	35,200	2,530
		18,092
Construction Materials 0.7%		
Eagle Materials	13,700	937
Vulcan Materials	25,100	2,239
		3,176
Containers & Packaging 0.7%		
Ball	48,900	3,042
		3,042
Metals & Mining 0.7%		
Carpenter Technology	16,000	476
Compass Minerals	13,000	1,019
Silver Wheaton	80,600	968
Stillwater Mining (1)(2)	96,000	992
		3,455
Total Materials		27,765

TELECOMMUNICATION SERVICES 1.3%		
Wireless Telecommunication Services 1.3%		
SBA Communications (2)	42,700	4,472
T-Mobile US (2)	37,700	1,501
Total Telecommunication Services		5,973
UTILITIES 0.6%		
Gas Utilities 0.3%		
Atmos Energy	24,200	1,408
		1,408
Multi-Utilities 0.3%		
NiSource	71,200	1,321
		1,321
Total Utilities		2,729
Total Common Stocks (Cost $368,321)		457,412
PREFERRED STOCKS 0.1%		
CONSUMER DISCRETIONARY 0.1%		
Internet & Catalog Retail 0.1%		
Flipkart, Series G, Acquisition Date: 12/17/14 Cost $456 (2)(3)(4)	3,807	541
Total Preferred Stocks (Cost $456)		541
CONVERTIBLE PREFERRED STOCKS 1.0%		
CONSUMER DISCRETIONARY 0.3%		
Internet & Catalog Retail 0.3%		
Airbnb, Series D, Acquisition Date: 4/16/14 Cost $516 (2)(3)(4)	12,672	1,180

SHORT-TERM INVESTMENTS 0.2%		
Money Market Funds 0.2%		
T. Rowe Price Reserve Investment Fund, 0.10% (5)(6)	897,173	897
Total Short-Term Investments (Cost $897)		897
SECURITIES LENDING COLLATERAL 9.6%		
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 9.6%		
Short-Term Funds 9.6%		
T. Rowe Price Short-Term Reserve Fund, 0.09% (5)(6)	4,460,594	44,606
Total Investments through Securities Lending Program with State Street Bank and Trust Company		44,606
Total Securities Lending Collateral (Cost $44,606)		44,606
Total Investments in Securities		
109.4% of Net Assets (Cost $417,295)		$ 508,061

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) All or a portion of this security is on loan at September 30, 2015 -- total value of such securities at period-end amounts to $44,391. See Note 3.
(2) Non-income producing
(3) Level 3 in fair value hierarchy. See Note 2.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $6,798 and represents 1.5% of net assets.
(5) Seven-day yield
(6) Affiliated Company
ADR American Depository Receipts
GDR Global Depository Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Diversified Mid-Cap Growth Fund
Unaudited

Notes to Portfolio of Investments

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on December 31, 2003. The fund seeks to provide long-term capital growth by investing primarily in the common stocks of mid-cap growth companies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Guidance
In May 2015, FASB issued ASU No. 2015-07, Fair Value Measurement (Topic 820), Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). The ASU removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient and amends certain disclosure requirements for such investments. The ASU is effective for interim and annual reporting periods beginning after December 15, 2015. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2015:

There were no material transfers between Levels 1 and 2 during the period ended September 30, 2015.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2015. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2015, totaled $1,505,000 for the period ended September 30, 2015.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Securities Lending
The fund may lend its securities to approved brokers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered the next business day. Cash collateral is invested by the lending agent(s) in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At September 30, 2015, the value of loaned securities was $44,391,000; the value of cash collateral and related investments was $44,606,000.

NOTE 4 - FEDERAL INCOME TAXES

At September 30, 2015, the cost of investments for federal income tax purposes was $417,295,000. Net unrealized gain aggregated $90,766,000 at period-end, of which $115,271,000 related to appreciated investments and $24,505,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 24, 2015

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date November 24, 2015